INCOME TAX BENEFIT	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
INCOME TAX BENEFIT	INCOME TAX BENEFIT
The Company, incorporated in the Bailiwick of Jersey migrated its place of residence on October 29, 2024. It was tax resident in the Bailiwick of Jersey prior to this date, resident in the United Kingdom in the period thereafter, and subject to taxation in the U.S. and various states jurisdictions throughout. ASC Topic 740, Income Taxes (“ASC 740”) indicates that the federal statutory income tax rate of a foreign reporting entity be used when preparing the rate reconciliation disclosure. As such, the Company and its wholly-owned subsidiaries use the statutory income tax rate in the Bailiwick of Jersey and the Cayman Islands of 0% through October 29, 2024, and the statutory income tax rate in the United Kingdom for the period thereafter of 25.0%.
The Company’s consolidated pretax loss for the periods presented were generated by domestic and foreign operations as follows:

	Year ended December 31, 2024	Year ended December 31, 2023	Period from July 28, 2022 to December 31, 2022	Period from January 1, 2022 to July 27, 2022
(In thousands)	Successor (Waldencast)			Predecessor (Obagi)
Loss before income taxes:
United States	$2,684	$(82,868)	$(125,281)	$(17,676)
Foreign	(51,222)	(30,075)	(1,079)	(3,268)
Total	$(48,538)	$(112,943)	$(126,360)	$(20,944)
The provision for income taxes for the periods presented consisted of the following:

(In thousands)	Year ended December 31, 2024	Year ended December 31, 2023	Period from July 28, 2022 to December 31, 2022	Period from January 1, 2022 to July 27, 2022
Current provision (benefit):
Federal	$784	$12	$—	$—
State	268	32	20	19
Foreign	243	2	—	4
	1,295	46	20	23
Deferred (income) expense:
Federal	(144)	(7,927)	(4,557)	38
State	(976)	906	(1,266)	52
Foreign	(66)	—	—	—
	(1,185)	(7,021)	(5,823)	90
Net income tax (benefit) provision	$110	$(6,975)	$(5,803)	$113
The components of income tax expense related to the following:

	Year ended December 31, 2024	Year ended December 31, 2023	Period from July 28, 2022 to December 31, 2022	Period from January 1, 2022 to July 27, 2022
Income tax benefit at Bailiwick of Jersey/United Kingdom for Successor and Income tax benefit at Cayman Islands for Predecessor statutory rate	4.3%	—%	—%	—%
U.S./foreign tax rate differential	10.0%	15.9%	20.7%	17.7%
State income tax benefit, net of federal benefit	1.7%	2.1%	2.4%	1.4%
Permanent Items	3.5%	(0.1)%	0.2%	(0.1)%
Noncontrolling interest	(0.9%)	(1.8%)	(1.1%)	0.0%
Change in valuation allowance	(5.6%)	(10.4%)	(6.1%)	(16.9%)
Transaction bonuses	—%	—%	—%	8.6%
Transaction costs	—%	—%	—%	(11.3)%
True-Ups	(12.2)%	—%	—%	—%
Equity Compensation	0.5%	0.5%	—%	—%
Withholding tax	(1.6)%	—%	—%	—%
Goodwill impairment	—%	—%	(11.4)%	—%
Total income tax (benefit) expense	(0.2)%	6.2%	4.6%	(0.6)%
As of each reporting date, the Company considers new evidence, both positive and negative, that could affect its view of the future realization of deferred tax assets. As of December 31, 2024, a valuation allowance of $22.5 million has been provided for predominantly on the deferred tax assets related to the Company’s investment in Waldencast Partners LP. If or when recognized, the tax benefits related to any reversal of valuation allowance will be accounted for as a reduction of income tax expense.
Deferred income taxes reflect the net tax effects of (a) temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes, and (b) operating losses and tax credit carryforwards.
The tax effects of temporary differences that give rise to portions of the deferred tax assets and deferred tax liabilities as of December 31, 2024 and December 31, 2023 are presented below:

(In thousands)	As of December 31, 2024	As of December 31, 2023
Deferred tax assets:
Accrued interest to foreign related parties	$2,388	$2,771
Lease liability	1,763	2,222
Formation costs	1,205	1,421
Net operating losses	19,016	20,669
Inventory reserve	3,217	2,134
Fixed asset basis	10	—
Accrued compensation	864	1,112
R&D tax credits	457	482
Non-deductible interest carryover	3,790	5,077
Below market contract	—	1,469
Capitalized research	2,256	2,811
Investment in Waldencast LP	13,147	9,059
Other temporary differences	—	962
Total deferred tax assets	48,113	50,189
Deferred tax liabilities:
Goodwill	(1,658)	(1,016)
Fixed asset basis	—	(92)
Lease asset	(778)	(1,015)
Intangibles	(37,035)	(43,543)
Other temporary differences	(215)	—
Total deferred tax liabilities	(39,685)	(45,666)
Net deferred tax (liabilities) assets	8,427	4,523
Less: valuation allowance	(22,471)	(19,752)
Net deferred tax liabilities	$(14,044)	$(15,229)
Net operating losses and tax credit carryforwards as of December 31, 2024 and December 31, 2023 were as follows:

	As of December 31, 2024		As of December 31, 2023
(In thousands)	Amount	Expiration Year	Amount	Expiration Year
Net operating losses, federal	$42,539	Do not expire	$75,142	Do Not Expire
Net operating losses, state	25,383	2039 - 2044	64,984	2039 - 2043
Tax Credits, federal	387	2039 - 2042	387	2039 - 2041
Tax Credits, state	88	Do not expire	121	Do Not Expire
Net operating losses, Hong Kong	—	N/A	375	Do Not Expire
Net operating losses, Vietnam	—	N/A	1,929	2028
Pursuant to Sections 382 and 383 of the Internal Revenue Code of 1986, as amended (the “IRC”) annual use of the Company’s net operating losses (“NOLs”) and research and development (“R&D”) credit carryforwards may be limited in the event that a cumulative change in ownership of more than 50.0% occurs within a three-year period. The Company has not undergone an analysis to determine whether this limitation would apply to the utilization of the NOL carryforward. However, as the federal NOLs do not expire, the Company does not believe that any potential limitations to federal or state NOLs, or federal credit carryforwards, if applicable, would be material to the financial statements.
The Company recognizes a tax benefit from an uncertain tax position when it is more likely than not that the position will be sustained upon examination, including resolutions of any related appeals or litigation processes, based on the technical merits, and uncertain income tax positions must meet a more likely than not recognition threshold to be recognized. The Company recognizes interest and penalties related to unrecognized tax benefits within the income tax expense line in the consolidated statements of operations and comprehensive loss. There were no such unrecognized tax benefits as of December 31, 2024 or December 31, 2023. The Company does not expect material changes to its unrecognized tax benefits for the twelve month period following the reporting date.
As of December 31, 2024, there were no active taxing authority examinations in any of the Company's major tax jurisdictions other than in relation to Obagi Cosmeceuticals LLC for the 2021 tax year. There have been no findings or adjustments related to this open tax examination. The Company remains subject to examination for federal and state income tax purposes for the tax years ending 2020 through 2024.